                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-10155
                                    --------------------------------------------

                  AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
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               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
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                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:           816-531-5575
                                                    ----------------------------

Date of fiscal year end:     12-31
                          ------------------------------------------------------

Date of reporting period:    09-30-2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP Inflation Protection Fund
SEPTEMBER 30, 2004
[american century investments logo and text logo]

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION
INDEXED SECURITIES - 54.7%
       $10,299,610  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                       $ 10,732,925
         8,197,560  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                            10,403,816
         7,777,215  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                            10,318,179
         2,134,200  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                             2,706,518
           597,750  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                               638,822
         6,448,310  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                             7,073,751
           577,470  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                               650,263
         5,629,000  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                              6,534,700
         6,529,680  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                              7,392,571
         5,267,250  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                              5,834,101
         6,187,680  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                             6,294,758
         6,150,540  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                              6,299,740
         8,038,720  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                              8,219,599
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        83,099,743
(Cost $80,980,535)                                               ---------------

OTHER INFLATION INDEXED SECURITIES- 10.3%
         8,000,000  Toyota Motor Credit Corp.
                    Inflation Indexed Bonds, 1.22%,
                    10/1/09(2)                                         8,031,040
         7,173,000  TVA Inflation Indexed Notes,
                    3.375%, 1/15/07                                    7,635,874
                                                                 ---------------
TOTAL OTHER INFLATION INDEXED SECURITIES                              15,666,914
(Cost $15,576,997)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 8.0%
         2,000,000  FFCB, 2.60%, 9/7/06                                1,991,650
         4,000,000  FFCB, 4.60%, 1/23/07                               4,145,200
         2,000,000  FFCB, 3.05%, 4/15/08                               1,978,996
         2,000,000  FHLMC, 2.375%, 4/15/06                             1,993,436
         2,000,000  FNMA, VRN, 4.41%, 10/18/04,
                    resets monthly off the Consumer
                    Price Index plus 1.14% with
                    no caps                                            2,009,860
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               12,119,142
(Cost $12,056,209)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 6.4%
         1,000,000  FHLMC, 5.00%, settlement date
                    10/19/04(2)                                        1,015,625
         2,000,000  FHLMC, 5.50%, settlement date
                    10/19/04(2)                                        2,065,624
           630,347  FHLMC, 5.50%, 12/1/33                                640,358
         1,000,000  FNMA, 5.00%, settlement date
                    10/19/04(2)                                        1,015,938
         3,000,000  FNMA, 5.50%, settlement date
                    10/19/04(2)                                        3,100,314
           267,060  GNMA, 6.00%, 6/20/17                                 278,023
           274,615  GNMA, 6.00%, 7/20/17                                 285,888
         1,243,068  GNMA, 6.00%, 5/15/24                               1,297,813
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                             9,699,583
(Cost $9,684,709)                                                ---------------

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 5.3%
         3,000,000  Merrill Lynch & Co., Inc., VRN,
                    4.43%, 10/1/04, resets monthly
                    off the Consumer Price Index plus
                    1.16% with no caps                                 3,009,960
         2,000,000  SLM Corp., VRN, 4.47%, 10/1/04,
                    resets monthly off the Consumer
                    Price Index plus 1.20% with
                    no caps                                            2,018,220
         3,000,000  SLM Corp., VRN, 5.39%, 10/1/04,
                    resets monthly off the Consumer
                    Price Index plus 2.12% with
                    no caps                                            3,035,340
                                                                 ---------------
TOTAL CORPORATE BONDS                                                  8,063,520
(Cost $8,067,774)                                                ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(4) - 5.1%
           999,357  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    1.89%, 10/15/04                                      999,948
         1,815,117  Government National Mortgage
                    Association, Series 2003-112,
                    Class MN, 4.00%, 5/16/25                           1,835,255
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                  993,325
         2,000,000  Washington Mutual, Series 2004
                    AR4, Class A6 CSTR,AS, 3.81%,
                    6/25/34                                            1,973,280
         2,000,000  Washington Mutual, Series
                    2004 AR9, Class A6, 4.28%,
                    8/25/34                                            1,992,214
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                   7,794,022
(Cost $7,777,747)                                                ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES - 4.6%
           200,000  FICO STRIPS - COUPON, 1.35%,
                    11/11/04(5)                                          199,572
           800,000  FICO STRIPS - COUPON, 4.39%,
                    6/6/09(5)                                            673,101
         2,000,000  FICO STRIPS - COUPON, 3.52%,
                    6/6/10(5)                                          1,598,214
         1,763,000  FICO STRIPS - COUPON, 4.83%,
                    3/26/12(5)                                         1,276,306
           900,000  Government Trust Certificates,
                    2.87%, 5/15/08(5)                                    791,449
         1,000,000  Government Trust Certificates,
                    3.06%, 11/15/08(5)                                   859,042
         1,940,000  TVA STRIPS - COUPON, 4.20%,
                    10/15/09(5)                                        1,597,402
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                      6,995,086
(Cost $6,993,990)                                                ---------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS - 3.7%
         1,812,000  AID Israel Government Bond,
                    2.64%, 5/15/08(5)                                  1,608,536
         4,220,000  REFCORP STRIPS - COUPON,
                    2.58%, 10/15/06(5)                                 3,994,103
                                                                 ---------------

TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                             5,602,639
(Cost $5,653,312)                                                ---------------

ASSET-BACKED SECURITIES(4) - 3.0%
           500,000  Ameriquest Mortgage Securities
                    Inc., Series 2003-5, Class A3 SEQ,
                    3.03%, 7/25/33                                       500,060
           500,000  Atlantic City Electric Transition
                    Funding LLC, Series 2003-1, Class
                    A1 SEQ, 2.89%, 7/20/11                               497,674

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
         2,000,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 1.879%,
                    10/15/04, resets monthly off the
                    1-month LIBOR plus 0.07%
                    with no caps                                       1,999,999
         1,000,000  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 1.69%,
                    10/25/04, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                         999,688
           500,000  WFS Financial Owner Trust, Series
                    2002-3, Class A4 SEQ, 3.50%,
                    2/20/10                                              505,854
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          4,503,275
(Cost $4,505,587)                                                ---------------

TEMPORARY CASH INVESTMENTS - 7.1%
        10,750,000  FHLB Discount Notes, 1.65%,
                    10/1/04(1)(3)                                     10,750,000
(Cost $10,750,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 108.2%                                 164,293,924
(Cost $162,046,860)                                              ---------------

OTHER ASSETS AND LIABILITIES - (8.2)%                               (12,423,064)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  151,870,860
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
FHLMC = Federal Home Loan Mortgage Corporation
FHLB = Federal Home Loan Bank
FFCB = Federal Farm Credit Bank
FNMA = Federal National Mortgage Association
FICO = Financing Corporation
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
REFCORP = Resolution Funding Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2004.
(1) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.
(2) When-issued security or Forward Commitment.
(3) The rate indicated is the yield to maturity at purchase.
(4) Final maturity indicated, unless otherwise noted.
(5) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  162,122,934
                                                                 ===============
Gross tax appreciation of investments                                $ 2,363,505
Gross tax depreciation of investments                                  (192,515)
                                                                 ---------------
Net tax appreciation of investments                                  $ 2,170,990
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Variable Portfolios II, Inc.
             ---------------------------------------------

By:    /s/ William M. Lyons
       ---------------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President
               (principal executive officer)

Date:  November 29, 2004

By:     /s/ Maryanne L. Roepke
        ------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   November 29, 2004